Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 Employee
Restructuring Cost And Reserve [Line Items]
Impairment charges	$ 7	$ 2
Reversal of total adjustment for unused provisions	2
Provision for restructuring	10	22
Restructuring charges and other related closure costs	21
Set-top Box Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee				1,400
Restructuring charges and other related closure costs	170
Reversal of total adjustment for unused provisions	2
Restructuring Charges incurred	133
Set-top Box Restructuring Plan [Member] | France [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee				430
Set-top Box Restructuring Plan [Member] | Asia [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee				670
Set-top Box Restructuring Plan [Member] | USA [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee				120
Set-top Box Restructuring Plan [Member] | Employee Termination Benefits [Member] | France [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges and other related closure costs		19	$ 34
Equipment or Licenses [Member]
Restructuring Cost And Reserve [Line Items]
Impairment charges	$ 7
Acquired Technologies [Member]
Restructuring Cost And Reserve [Line Items]
Impairment charges		$ 2